Stock-Based Compensation - Summary of Stock Option Activity Including Options Form of Warrants (Details) (10-K) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of shares, stock options outstanding, at the beginning	7,850,000	7,750,000	7,470,000
Number of shares, Granted		800,000	400,000
Number of shares, Exercised			(20,000)
Number of shares, Expired		(700,000)	(100,000)
Number of shares, stock options outstanding, at the end	7,850,000	7,850,000	7,750,000
Number of shares, stock options exercisable, at the end	7,850,000	7,850,000	7,550,000
Weighted average exercise price, stock options outstanding, at the beginning	$ 0.608	$ 0.583	$ 0.545
Weighted average exercise price, granted		1.038	0.280
Weighted average exercise price, exercised			0.150
Weighted average exercise price, expired		0.321	0.130
Weighted average exercise price, stock options outstanding, at the end	0.608	0.608	0.583
Weighted average exercise price, stock options exercisable, at the end	$ 0.608	$ 0.608	$ 0.545
Weighted average remaining contractual life (in years), stock options outstanding	2 years 7 months 21 days	3 years 1 month 20 days
Weighted average remaining contractual life (in years), stock options exercisable	2 years 7 months 21 days	3 years 1 month 20 days